Derivatives - Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Cash flow hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
TOTAL	$ 1,981	$ (3,389)	$ (551)
Cash flow hedges [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
TOTAL	5,370	(2,838)
Cash flow hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,604	(1,978)
Cash flow hedges [member] | Accumulated Other Comprehensive Income De-Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
TOTAL	377	(1,411)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,603	(3,656)	(793)
Cash flow hedges [member] | Interest rate risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
TOTAL	5,259	(2,863)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,226	(2,245)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income De-Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
TOTAL	377	(1,411)
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
TOTAL	353	247	191
Cash flow hedges [member] | Currency risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
TOTAL	106	56
Cash flow hedges [member] | Currency risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
TOTAL	353	247
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
TOTAL	25	20	51
Cash flow hedges [member] | Equity price risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
TOTAL	5	(31)
Cash flow hedges [member] | Equity price risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
TOTAL	25	20
Net investment hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(5,509)	(5,689)	$ (5,297)
Net investment hedges [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	180	(392)
Net investment hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	$ (5,509)	$ (5,689)